LVIP Delaware Growth & Income Fund	LVIP Franklin Mutual Shares VIP RPM Fund
LVIP Managed Risk American Balanced Allocation Fund	LVIP Invesco Diversified Equity-Income RPM Fund
LVIP Managed Risk American Growth Allocation Fund	LVIP Invesco V.I. Comstock RPM Fund
LVIP Managed Risk Profile Conservative Fund	LVIP JPMorgan Mid Cap Value RPM Fund
LVIP Managed Risk Profile Growth Fund	LVIP MFS International Growth RPM Fund
LVIP Managed Risk Profile Moderate Fund	LVIP Multi-Manager Global Equity RPM Fund
LVIP American Century VP Mid Cap Value RPM Fund	LVIP SSgA Global Tactical Allocation RPM Fund
LVIP BlackRock Emerging Markets RPM Fund	LVIP SSgA International RPM Fund
LVIP BlackRock Equity Dividend RPM Fund	LVIP SSgA Large Cap RPM Fund
LVIP BlackRock Global Allocation V.I. RPM Fund	LVIP SSgA Small-Cap RPM Fund
LVIP ClearBridge Variable Appreciation RPM Fund	LVIP Templeton Growth RPM Fund
LVIP Columbia Small-Mid Cap Growth RPM Fund	LVIP UBS Large Cap Growth RPM Fund
LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP VIP Contrafund® RPM Portfolio
LVIP Dimensional U.S. Equity RPM Fund	LVIP VIP Mid Cap RPM Portfolio
(each, a “Fund”) Supplement Dated March 2, 2015 to the Summary Prospectus (dated May 1, 2014)

This Supplement updates certain information in each Fund’s Summary Prospectus. You may obtain copies of each Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Effective May 1, 2015, each Fund’s name is changed according to the table below. All references to a Fund’s name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

LVIP Delaware Growth & Income Fund	LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Managed Risk American Balanced Allocation Fund	LVIP American Global Balanced Allocation Managed Risk Fund
LVIP Managed Risk American Growth Allocation Fund	LVIP American Global Growth Allocation Managed Risk Fund
LVIP Managed Risk Profile Conservative Fund	LVIP Global Conservative Allocation Managed Risk Fund
LVIP Managed Risk Profile Growth Fund	LVIP Global Growth Allocation Managed Risk Fund
LVIP Managed Risk Profile Moderate Fund	LVIP Global Moderate Allocation Managed Risk Fund
LVIP American Century VP Mid Cap Value RPM Fund	LVIP American Century VP Mid Cap Value Managed Volatility Fund
LVIP BlackRock Emerging Markets RPM Fund	LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP BlackRock Equity Dividend RPM Fund	LVIP BlackRock Equity Dividend Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. RPM Fund	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
LVIP ClearBridge Variable Appreciation RPM Fund	LVIP ClearBridge Variable Appreciation Managed Volatility Fund
LVIP Columbia Small-Mid Cap Growth RPM Fund	LVIP Ivy Mid Cap Growth Managed Volatility Fund
LVIP Dimensional Non-U.S. Equity RPM Fund	LVIP Dimensional International Core Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity RPM Fund	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund
LVIP Franklin Mutual Shares VIP RPM Fund	LVIP Franklin Mutual Shares VIP Managed Volatility Fund
LVIP Invesco Diversified Equity-Income RPM Fund	LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco V.I. Comstock RPM Fund	LVIP Invesco V.I. Comstock Managed Volatility Fund
LVIP JPMorgan Mid Cap Value RPM Fund	LVIP JPMorgan Mid Cap Value Managed Volatility Fund
LVIP MFS International Growth RPM Fund	LVIP MFS International Growth Managed Volatility Fund
LVIP Multi-Manager Global Equity RPM Fund	LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP SSgA Global Tactical Allocation RPM Fund	LVIP SSgA Global Tactical Allocation Managed Volatility Fund
LVIP SSgA International RPM Fund	LVIP SSgA International Managed Volatility Fund
LVIP SSgA Large Cap RPM Fund	LVIP SSgA Large Cap Managed Volatility Fund
LVIP SSgA Small-Cap RPM Fund	LVIP SSgA Small-Cap Managed Volatility Fund
LVIP Templeton Growth RPM Fund	LVIP Templeton Growth Managed Volatility Fund
LVIP UBS Large Cap Growth RPM Fund	LVIP UBS Large Cap Growth Managed Volatility Fund
LVIP VIP Contrafund® RPM Portfolio	LVIP VIP Contrafund® Managed Volatility Portfolio
LVIP VIP Mid Cap RPM Portfolio	LVIP VIP Mid Cap Managed Volatility Portfolio

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